Income tax (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	17.00%	17.00%	17.00%
Operating loss		$ 237,000		$ 21,000
Deferred tax assets valuation allowance		237,000		$ 21,000
Provision for income tax expenses
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	17.00%	17.00%